Auditor Fees - Summary of Detailed Information of Auditors Remuneration (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration [abstract]
Audit services fees	S/ 5,445	S/ 10,417	S/ 5,402
Tax services fees	387	119
Other non-audit fees	88	102	42
Total	S/ 5,920	S/ 10,638	S/ 5,444